Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2020	Sep. 28, 2019	Dec. 28, 2019	Dec. 29, 2018
Revenue	$ 48,640	$ 67,320	$ 150,693	$ 214,644	$ 278,478	$ 260,926
Cost of Revenue, excluding depreciation and amortization stated below	40,317	54,835	124,168	177,949	230,169	212,622
Gross Profit	8,323	12,485	26,525	36,695	48,309	48,304
Operating Expenses:
Selling, general and administrative expenses	9,391	11,361	28,609	32,552	44,327	43,579
Impairment of goodwill			2,969
Depreciation and amortization	768	867	2,312	2,621	3,369	3,124
Operating expenses - restructuring					(10)	(57)
Total Operating Expenses	10,159	12,228	33,890	35,173	47,686	46,646
(Loss) Income From Operations	(1,836)	257	(7,365)	1,522	623	1,658
Other (Expenses) Income:
Interest expense					(7,628)	(8,386)
Amortization of debt discount and deferred financing costs					(857)	(580)
Interest expense and amortization of debt discount and deferred financing costs	(1,746)	(2,059)	(6,277)	(5,977)
Change in fair value of warrant liability						879
Re-measurement gain (loss) on intercompany note	442	(467)	(348)	(484)	383	(686)
Gain on business sale	220		220			238
Gain on settlement of deferred consideration		1,138		1,985	1,924
Other income	161	51	122	308	326	398
Total Other Expenses, net	(923)	(1,337)	(6,283)	(4,168)	(5,852)	(8,137)
Loss Before Provision for Income Tax	(2,759)	(1,080)	(13,648)	(2,646)	(5,229)	(6,479)
Benefit from (Provision for) income taxes	118	(28)	247	296	335	(22)
Net Loss	(2,641)	(1,108)	(13,401)	(2,350)	(4,894)	(6,501)
Net Loss Attributable to Common Stock Holders	$ (3,433)	$ (1,730)	$ (16,180)	$ (4,216)	$ (7,382)	$ (6,987)
Basic and Diluted Loss per Share:
Net Loss					$ (0.60)	$ (1.46)
Net Loss Attributable to Common Stock Holders	$ (0.39)	$ (0.20)	$ (1.85)	$ (0.53)	$ (0.90)	$ (1.57)
Weighted Average Shares Outstanding - Basic and Diluted	8,777,683	8,821,607	8,767,183	7,974,186	8,198,519	4,444,033
Series A Preferred Stock [Member]
Other (Expenses) Income:
Dividends - related party	$ 31	$ 50		$ 150	$ 200	$ 200
Series E Preferred Stock [Member]
Other (Expenses) Income:
Dividends - related party	553	390	$ 2,111	1,170	1,560	195
Series E-1 Preferred Stock [Member]
Other (Expenses) Income:
Dividends - related party	$ 208	$ 182	575	$ 546	$ 728	$ 91
Preferred Series A Conversion [Member]
Other (Expenses) Income:
Dividends - related party			$ 93